Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
The Bank classifies the allowance for credit losses into two components as follows:

a)	Allowance for loan losses:

	December 31, 2014
		Banking and	Middle
		financial	market
	Corporations	institutions	companies	Sovereign	Total
Balance at beginning of the period	31,516	30,865	10,369	1	72,751
Provision (reversal of provision) for loan losses	11,250	647	(5,001)	(1)	6,895
Loan recovenies and other	-	-	29	-	29
Loans written-off	-	-	-	-	-
Balance at end of the period	42,766	31,512	5,397	-	79,675

Components:
Generic allowance	40,482	31,512	5,266	-	77,260
Specific allowance	2,284	-	131	-	2,415
Total allowance for loan losses	42,766	31,512	5,397	-	79,675

	December 31, 2013
		Banking and	Middle
		financial	market
	Corporations	institutions	companies	Sovereign	Total
Balance at beginning of the period	32,488	28,836	10,887	765	72,976
Provision (reversal of provision) for loan losses	(972)	656	(518)	(764)	(1,598)
Loan recovenies and other	-	1,373	-	-	1,373
Loans written-off	-	-	-	-	-
Balance at end of the period	31,516	30,865	10,369	1	72,751

Components:
Generic allowance	30,562	30,865	10,369	1	71,797
Specific allowance	954	-	-	-	954
Total allowance for loan losses	31,516	30,865	10,369	1	72,751

	December 31, 2012
		Banking and	Middle
		financial	market
	Corporations	institutions	companies	Sovereign	Total
Balance at beginning of the period	48,865	30,523	8,952	207	88,547
Provision (reversal of provision) for loan losses	(8,887)	(1,704)	1,690	558	(8,343)
Loan recovenies and other	-	17	245	-	262
Loans written-off	(7,490)	-	-	-	(7,490)
Balance at end of the period	32,488	28,836	10,887	765	72,976

Components:
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total allowance for loan losses	32,488	28,836	10,887	765	72,976

Disclosure Related To Loan Balances and Reserves For Loan Losses [Table Text Block]
Following is a summary of loan balances and reserves for loan losses:

	December 31, 2014
		Banking and	Middle
		financial	market
	Corporations	institutions	companies	Sovereign	Total
Allowance for loan losses
Generic allowance	40,482	31,512	5,266	-	77,260
Specific allowance	2,284	-	131	-	2,415
Total of allowance for loan losses	42,766	31,512	5,397	-	79,675
Loans
Loans with generic allowance	3,828,835	2,370,936	482,439	-	6,682,210
Loans with specific allowance	3,125	-	909	-	4,034
Total loans	3,831,960	2,370,936	483,348	-	6,686,244

	December 31, 2013
		Banking and	Middle
		financial	market
	Corporations	institutions	companies	Sovereign	Total
Allowance for loan losses
Generic allowance	30,562	30,865	10,369	1	71,797
Specific allowance	954	-	-	-	954
Total of allowance for loan losses	31,516	30,865	10,369	1	72,751
Loans
Loans with generic allowance	3,310,931	2,259,991	574,107	144	6,145,173
Loans with specific allowance	3,125	-	-	-	3,125
Total loans	3,314,056	2,259,991	574,107	144	6,148,298

Disclosure Related To Reserve For Losses On Off-Balance Sheet Credit Risk [Table Text Block]
Reserve for losses on off-balance sheet credit risk:

	December 31,
	2014	2013	2012
Balance at beginning of the period	5,222	4,841	8,887
Provision for losses on off-balance sheet credit risk	1,627	381	(4,046)
Balance at end of the period	6,849	5,222	4,841